UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4254

Smith Barney Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices)    (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SB CAPITAL AND

INCOME FUND

CLASSIC SERIES   |   SEMI-ANNUAL REPORT   |   JUNE 30, 2004

NOT  FDIC  INSURED  •  NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

MARK J. McALLISTER, CFA

PORTFOLIO MANAGER

Classic Series

Semi-Annual Report  •  June 30, 2004

SB CAPITAL

AND INCOME FUND

MARK J. McALLISTER, CFA

Mark J. McAllister has more than 17 years of investment industry experience.

Education: BS in Accounting from St. John’s University; MBA from New York University

FUND OBJECTIVE

The fund seeks total return (that is, a combination of income and long-term capital appreciation).

FUND FACT

FUND INCEPTION

September 16, 1985

What’s Inside

LETTER  FROM  THE  CHAIRMAN

R. JAY GERKEN, CFA

Chairman, President and

Chief Executive Officer

Dear Shareholder,

After a torrid second half of 2003, the equity markets took a breather in the first half of this year. Markets typically abhor uncertainty, so as the year progressed, investors grew increasingly lethargic amid questions over Iraq, global terrorism, a rise in oil prices, interest rates, inflation, and the presidential election. The good news — solid corporate earnings, the improving economy, renewed job growth, and the still low level of interest rates — largely was ignored. As a result, stock market returns for the first six months of 2004 generally were modest, as opposed to the strong, double-digit gains late last year.

As was the case in 2003, small- and mid-capitalization stocks generally outperformed their larger brethren in the first half of this year. Value- and growth-oriented stocks frequently traded short-term performance leadership during the past six months, but value stocks slightly outperformed growth stocks over the full six-month period. The performance of foreign stock markets in the first half largely was in-line with that of the broad U.S. market.

Stocks continued to outpace bonds in the first half of the year. Bonds generally suffered, particularly during the spring, due to heightened worries about resurgent inflation, rising rates, and anticipation that the Federal Reserve Bank (“Fed”) would begin to raise key short-term rates after a long accommodative stance on monetary policy. Indeed, the Fed edged up its federal funds target ratei at the end of June to 1.25%. Over the six-month period, bonds generally experienced slightly negative returns.

After a sharp drop early in the year, by the end of the period the U.S. Consumer Confidence Indexii rose to levels not seen since June of 2002. The domestic unemployment rate held steady for the six-month period, but the rate of job growth slowed following a strong increase in the first three months of the year. Real (inflation-adjusted) gross domestic productiii increased at an annual rate of 3.9% in the first fiscal quarter of 2004, the most recent figure available at the close of the period, down slightly from the 4.1% increase in the last quarter of 2003.iv

PERFORMANCE SNAPSHOT

AS OF JUNE 30, 2004

(excluding sales charges)

6 Months

SB Capital and Income Fund — Smith Barney Class A Shares	1.77%

S&P 500 Index	3.44%

Lipper Flexible Portfolio Funds Category Average	1.87%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Smith Barney Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Smith Barney Class B shares returned 1.54%, Smith Barney Class C shares returned 1.36%, Smith Barney Class O shares returned 1.48% and Smith Barney Class Y shares returned 1.98% over the six months ended June 30, 2004.

1        SB Capital and Income Fund      |      2004 Semi-Annual Report

PERFORMANCE SNAPSHOT

AS OF JUNE 30, 2004

(excluding sales charges)

6 Months

SB Capital and Income Fund — Salomon Brothers Class A Shares	1.90%

S&P 500 Index	3.44%

Lipper Flexible Portfolio Funds Category Average	1.87%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Salomon Brothers Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Salomon Brothers Class B shares returned 1.55% and Salomon Brothers Class C shares returned 1.42% over the six months ended June 30, 2004.

Performance Review

Within this environment, the fund performed as follows: For the six months ended June 30, 2004, Smith Barney Class A shares of the SB Capital and Income Fund, excluding sales charges, returned 1.77%, while the Salomon Brothers Class A shares, excluding sales charges, returned 1.90%, for the same period. These shares underperformed the fund’s unmanaged benchmark the S&P 500 Indexv, which returned 3.44% for the same period. They performed essentially in line with the fund’s Lipper flexible portfolio funds category average, which returned 1.87% for the same period.1

The fund’s overweight positions in the materials, healthcare and financials sectors detracted from performance as compared with the S&P 500. Underweight positions in the information technology and consumer discretionary sectors also adversely impacted performance. Conversely, particular strength was evident via an overweight position in the energy sector. The fund was also overweight in the utilities sector and underweight in the consumer staples and telecommunications services sectors, all of which positively influenced performance.

Looking at individual stocks, top contributors to performance came from varied sectors and included Biogen Idec Inc., Boeing Co., and Safeway Inc. Detracting from returns were NTL Inc, Navistar International Corp., and InterMune Inc.

Special Shareholder Notice

On February 2, 2004, the initial sales charges on Smith Barney Class L shares were eliminated. Effective April 29, 2004, Smith Barney Class L shares were renamed Smith Barney Class C shares and the initial sales charges for Smith Barney Class O shares were eliminated.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 353 funds in the fund’s Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

2        SB Capital and Income Fund      |      2004 Semi-Annual Report

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to Citigroup Asset Management’s entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. This internal transfer agent did not provide services to the fund’s Salomon Brothers Classes of shares. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 20, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of June 30, 2004 and are subject to change and may not be representative of the portfolio manager’s current or future investments. The fund’s top ten holdings as of this date were: Pfizer Inc. (2.4%), Total S.A. (1.7%), Cienna Corp. (1.6%), General Electric Co. (1.3%), Navistar International Corp. Inc. (1.1%), BP PLC (1.0%), Boeing Co. (1.0%), Host Marriott Financial Trust (1.0%), El Paso Corp. (0.9%), OSI Pharmaceuticals Inc. (0.8%). Please refer to pages 4 through 18 for a list and percentage breakdown of the fund’s holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager’s current or future investments. The fund’s top five sector holdings as of June 30, 2004 were: Healthcare (12.36%); Technology (11.89%); Consumer Cyclicals (7.67%); Financials (7.31%); Capital Goods (7.07%). The fund’s portfolio composition is subject to change at any time.

RISKS: Investments in foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. High yield bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
ii	Source: June 2004 Consumer Confidence Index, The Conference Board.
iii	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
iv	Source: Bureau of Economic Analysis, U.S. Department of Commerce, June 25, 2004.
[v]	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.

3        SB Capital and Income Fund      |      2004 Semi-Annual Report

Schedule of Investments (unaudited)	June 30, 2004

SHARES	SECURITY	VALUE

COMMON STOCK — 47.6%
Basic Materials — 2.4%
525,600	Alcoa Inc.	$17,360,568
198,500	Barrick Gold Corp. (a)	3,920,375
338,000	Compass Minerals International, Inc.	6,550,440
370,500	International Paper Co.	16,561,350
279,500	Smurfit-Stone Container Corp. (a)(b)	5,576,025
69,000	Weyerhaeuser Co. (a)	4,355,280

		54,324,038

Capital Goods — 5.4%
289,500	American Standard Cos. Inc. (b)	11,669,745
71,500	Avery Dennison Corp. (a)	4,576,715
459,700	The Boeing Co.	23,486,073
182,000	Chicago Bridge & Iron Company N.V. (a)	5,068,700
932,000	General Electric Co.	30,196,800
150,500	Lockheed Martin Corp.	7,838,040
669,000	Navistar International Corp. (a)(b)	25,930,440
225,000	Raytheon Co. (a)	8,048,250
191,000	Tyco International Ltd.	6,329,740

		123,144,503

Communication Services — 2.8%
426,100	AT&T Wireless Services, Inc. (b)	6,101,752
105,000	Cablevision Systems New York Group, Class A Shares (a)(b)	2,063,250
18,800	Carmike Cinemas, Inc. (a)	741,660
200,000	Cincinnati Bell Inc. (a)(b)	888,000
130,000	Citizens Communications Co. (a)	1,573,000
50,000	Comcast Corp., Class A Shares (b)	1,401,500
92,600	Digitas Inc. (a)(b)	1,021,378
95,000	EchoStar Communications Corp., Class A Shares (a)(b)	2,921,250
460,000	MCI Inc. (a)(b)	6,637,800
62,500	Nextel Communications, Inc., Class A Shares (b)	1,666,250
150,000	Nextel Partners, Inc. (a)(b)	2,388,000
302,583	NTL Inc. (b)	17,434,832
59,400	ProQuest Co. (a)(b)	1,618,650
49,600	Spectrasite Inc. (b)	2,143,712
2,149,876	UnitedGlobalCom, Inc., Class A Shares (a)(b)	15,608,100

		64,209,134

Consumer Cyclicals — 1.3%
35,000	Best Buy Co., Inc.	1,775,900
40,000	Brinker International, Inc. (a)(b)	1,364,800
50,000	CBRL Group, Inc. (a)	1,542,500
60,000	Dollar General Corp.	1,173,600
60,000	Duane Reade Inc. (a)(b)	979,800
250,000	Federated Department Stores, Inc. (a)	12,275,000
75,000	The Interpublic Group of Cos, Inc. (a)(b)	1,029,750
90,000	Mattel, Inc. (a)(b)	1,642,500
45,300	MSC Industrial Direct Co., Class A Shares (a)	1,487,652
30,000	Reebok International Ltd.	1,079,400
50,000	Take-Two Interactive Software, Inc. (a)(b)	1,532,000

See Notes to Financial Statements.

4        SB Capital and Income Fund      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2004

SHARES	SECURITY	VALUE

Consumer Cyclicals — 1.3% (continued)
40,000	Target Corp.	$1,698,800
125,000	Tommy Hilfiger Corp. (a)(b)	1,892,500

		29,474,202

Consumer Staples — 3.1%
215,000	Altria Group, Inc.	10,760,750
60,700	Citadel Broadcasting Corp. (b)	884,399
90,000	InterActiveCorp. (a)(b)	2,712,600
30,000	The J.M. Smucker Co.	1,377,300
47,400	Kellogg Co.	1,983,690
180,000	Kimberly-Clark Corp.	11,858,400
95,000	The Kroger Co. (b)	1,729,000
141,495	Liberty Media Corp., Class A Shares (b)	1,272,040
7,074	Liberty Media International, Inc. (b)	262,445
30,000	McDonald’s Corp. (b)	780,000
317,200	Newell Rubbermaid Inc.	7,454,200
100,000	The News Corp. Ltd., ADR	3,288,000
40,000	Ralcorp Holdings, Inc. (a)(b)	1,408,000
500,000	Safeway Inc. (a)(b)	12,670,000
90,000	Sara Lee Corp. (a)	2,069,100
225,000	Time Warner Inc. (b)	3,955,500
106,000	Viacom Inc., Class B Shares	3,786,320
28,800	The Walt Disney Co. (b)	734,112

		68,985,856

Energy — 5.6%
440,700	BP PLC, ADR†	23,608,299
375,600	ENSCO International Inc. (a)	10,929,960
192,300	Marathon Oil Corp. (a)	7,276,632
199,500	Nabors Industries, Ltd. (b)	9,021,390
134,000	Nexen Inc.	5,228,680
58,500	OPTI Canada Inc. (b)	818,197
451,500	Patterson-UTI Energy, Inc. (a)	15,084,615
112,000	Peabody Energy Corp.	6,270,880
363,900	Rowan Co., Inc. (a)(b)	8,853,687
400,200	Total S.A., ADR†	38,451,216

		125,543,556

Financials — 4.9%
35,000	American Express Co.	1,798,300
90,000	American International Group, Inc.	6,415,200
199,424	Bank of America Corp.	16,875,259
60,000	The Bank of New York Co., Inc.	1,768,800
60,000	Bank One Corp.	3,060,000
25	Berkshire Hathaway Inc., Class A Shares (a)(b)	2,223,750
45,000	Capital One Financial Corp.	3,077,100
50,000	Comerica Inc.	2,744,000
9,999	Countrywide Financial Corp.	702,430
10,000	Fannie Mae	713,600
27,500	Fifth Third Bancorp	1,478,950
220,000	Freddie Mac	13,926,000
6,000	Golden West Financial Corp.	638,100

See Notes to Financial Statements.

5        SB Capital and Income Fund      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2004

SHARES	SECURITY	VALUE

Financials — 4.9% (continued)
20,000	The Goldman Sachs Group, Inc.	$1,883,200
25,000	The Hartford Financial Services Group, Inc.	1,718,500
47,000	IPC Holdings, Ltd.	1,735,710
44,000	J.P. Morgan Chase & Co.	1,705,880
25,000	Lehman Brothers Holdings Inc.	1,881,250
25,000	M&T Bank Corp.	2,182,500
16,000	Marsh & McLennan Cos., Inc.	726,080
40,000	MBNA Corp.	1,031,600
13,500	Mellon Financial Corp.	395,955
85,000	Merrill Lynch & Co., Inc.	4,588,300
115,000	PartnerRe Ltd.	6,523,950
100,000	U.S. Bancorp	2,756,000
50,000	Wachovia Corp.	2,225,000
186,500	Wells Fargo & Co.	10,673,395
100,000	Willis Group Holdings Ltd.	3,745,000
400,000	XL Capital Ltd.	10,156,000
40,000	Zions Bancorp.	2,458,000

		111,807,809

Healthcare — 8.6%
241,000	Amgen Inc. (b)	13,151,370
70,000	Anthem, Inc. (a)(b)	6,269,200
250,000	Bristol-Myers Squibb Co.	6,125,000
363,300	DJ Orthopedics Inc. (a)(b)	8,355,900
200,000	Fisher Scientific International (a)(b)	11,550,000
500,000	GlaxoSmithKline PLC	10,115,989
282,636	GlaxoSmithKline PLC, ADR	11,718,089
152,500	Guidant Corp.	8,521,700
357,600	InterMune Inc. (a)(b)	5,514,192
300,000	MedImmune, Inc. (b)	7,020,000
225,000	Merck & Co. Inc.	10,687,500
260,000	OSI Pharmaceuticals, Inc. (a)(b)†	18,314,400
1,586,300	Pfizer Inc.†	54,378,364
65,000	Roche Holdings AG	6,438,214
130,000	Schering-Plough Corp.	2,402,400
76,000	Sepracor, Inc. (a)(b)	4,020,400
252,500	Transkaryotic Therapies, Inc. (a)(b)	3,777,400
150,000	Wyeth	5,424,000

		193,784,118

Real Estate Investment Trust — 6.4%
78,000	Alexandria Real Estate Equities, Inc. (a)	4,428,840
265,000	AMB Property Corp. (a)	9,176,950
155,000	American Financial Realty Trust	2,214,950
30,000	Apartment Investment & Management Co., Class A Shares (a)	933,900
180,000	Archstone-Smith Trust	5,279,400
100,000	Ashford Hospitality Trust	835,000
130,000	Avalonbay Communities, Inc. (a)	7,347,600
71,200	Boston Properties, Inc. (a)	3,565,696
55,000	BRE Properties, Inc., Class A Shares (a)	1,911,250
181,900	CarrAmerica Realty Corp.	5,498,837

See Notes to Financial Statements.

6        SB Capital and Income Fund      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2004

SHARES	SECURITY	VALUE

Real Estate Investment Trust — 6.4% (continued)
151,500	Cousins Properties, Inc. (a)	$4,991,925
50,000	Developers Diversified Realty Corp.	1,768,500
85,000	Duke Realty Corp.	2,703,850
210,000	Equity Office Properties Trust	5,712,000
230,000	Equity Residential	6,837,900
120,000	Federal Realty Investment Trust (a)	4,990,800
273,927	General Growth properties, Inc. (a)	8,100,021
37,400	Heritage Property Investment Trust	1,012,044
110,000	Highwoods Properties, Inc. (a)	2,585,000
123,000	iStar Financial Inc.	4,920,000
50,000	Kimco Realty Corp.	2,275,000
30,000	The Macerich Co.	1,436,100
29,000	Pan Pacific Retail Properties, Inc. (a)	1,465,080
345,000	ProLogis	11,357,400
160,000	PS Business Parks, Inc., Class A Shares	6,438,400
85,000	Public Storage, Inc.	3,910,850
74,000	Regency Centers Corp. (a)	3,174,600
141,800	The Rouse Co. (a)	6,735,500
165,000	Simon Property Group, Inc. (a)	8,484,300
188,977	SL Green Realty Corp.	8,844,124
110,000	Vornado Realty Trust	6,282,100

		145,217,917

Technology — 4.6%
200,000	Adaptec, Inc. (a)(b)	1,692,000
4,225,000	ADC Telecommunications, Inc. (a)(b)†	11,999,000
70,000	Celestica Inc. (a)(b)	1,396,500
50,000	Citrix Systems, Inc. (b)	1,018,000
50,000	Comverse Technology, Inc. (b)	997,000

100,000	CSG Systems International, Inc. (a)(b)	2,070,000
348,975	DDI Corp. (a)(b)	2,872,064
259,100	Flextronics International Ltd. (a)(b)	4,132,645
660,000	Hewlett-Packard Co.	13,926,000
124,800	Intel Corp.	3,444,480
40,000	International Business Machines Corp.	3,526,000
45,500	Microchip Technology Inc. (a)	1,435,070
362,600	Microsoft Corp.	10,355,856
994,800	Network Associates, Inc. (a)(b)	18,035,724
3,315,000	Nortel Networks Corp. (b)	16,541,850
300,000	Novell, Inc. (a)(b)	2,517,000
250,000	Solectron Corp. (b)	1,617,500
250,000	Sun Microsystems, Inc. (b)	1,085,000
95,500	Tellabs, Inc. (b)	834,670
225,000	Teradyne, Inc. (a)(b)	5,107,500

		104,603,859

Telecommunication — 0.1%
50,000	R.R. Donnelley & Sons Co. (a)	1,651,000

Utilities — 2.4%
209,000	Edison International (a)	5,344,130
1,383,100	El Paso Corp. (a)	10,898,828

See Notes to Financial Statements.

7        SB Capital and Income Fund      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2004

SHARES	SECURITY	VALUE

Utilities — 2.4% (continued)
100,000	Entergy Corp.	$5,601,000
344,200	FirstEnergy Corp.	12,876,522
332,900	NiSource Inc.	6,864,398
216,000	PG&E Corp. (b)	6,035,040
76,800	Sempra Energy (a)	2,644,224
150,045	Sounthern Union Co. (a)(b)	3,162,949

		53,427,091

	TOTAL COMMON STOCK (Cost — $928,945,768)	1,076,173,083

PREFERRED STOCK — 0.4%
Financials — 0.2%
100,000	Capital One Financial Corp., 6.250% (a)	5,044,000

Media — 0.2%
31,500	Spanish Broadcasting System, Inc., Series B, 10.750% due 10/15/13 (c)	3,213,000

	TOTAL PREFERRED STOCK (Cost — $8,113,976)	8,257,000

CONVERTIBLE PREFERRED STOCK — 2.9%
Basic Materials — 0.2%
200,000	Smurfit-Stone Container Corp., Series A, 7.000% due 2/15/12	4,902,400

Communication — 0.1%
27,500	Dobson Communications Corp., 6.000% due 1/15/08 (a)	2,682,456

Consumer Cyclicals — 1.3%
430,000	Host Marriott Financial, 6.750% due 12/2/26	22,360,000
125,000	Toys “R” Us, Inc., 6.250% due 8/16/05 (a)	5,695,000

		28,055,000

Energy — 0.1%
50,000	Hanover Compressor Capital Trust, 7.250% due 12/15/29 (a)	2,468,750

Financials — 1.1%
145,300	Commerce Capital Trust II, 5.950% due 3/11/32	8,572,700
175,000	PartnerRe Ltd., 8.000% due 12/31/04	9,240,000
155,000	Sovereign Capital Trust IV, 4.375% due 3/1/34	7,362,500

		25,175,200

Real Estate Investment Trust — 0.1%
120,000	Reckson Associates Realty Corp., Series A, 7.625% due 12/31/49 (a)	3,132,000

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost — $62,299,234)	66,415,806

See Notes to Financial Statements.

8        SB Capital and Income Fund      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2004

FACE AMOUNT		SECURITY	VALUE

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.4%
		Federal Home Loan Mortgage Corp. (FHLMC):
$382,578		8.500% due 9/1/25	$420,396
3,551,139		6.000% due 9/1/32	3,634,621
398,559		Series 2764, Class DT, 6.000% due 3/15/34	388,029
978,901		Series 2780, Class SL, 6.000% due 4/15/34	984,446
4,262,048		Federal National Mortgage Association (FNMA), 8.000% due 12/1/12	4,542,660
		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $10,059,402)	9,970,152

FACE AMOUNT	RATING(d)	SECURITY	VALUE
CORPORATE BONDS & NOTES — 22.6%
Basic Industry — 2.2%
2,500,000	B+	Airgas, Inc., Sr. Sub. Notes, 9.125% due 10/1/11	2,831,250
2,500,000	B+	Anchor Glass Container Corp., Secured Notes, 11.000% due 2/15/13	2,871,875
5,940,000	CCC+	Blount Inc., Sr. Sub. Notes, 13.000% due 8/1/09	6,392,925
5,000,000	B-	Compass Minerals Group Inc., Sr. Sub. Notes, 10.000% due 8/15/11	5,575,000
3,000,000	B+	Equistar Chemicals L.P., Sr. Notes, 10.625% due 5/1/11	3,345,000
2,150,000	B-	Ispat Inland ULC, Sr. Secured Notes, 9.750% due 4/1/14 (c)	2,225,250
5,000,000	B	JSG Funding PLC, Sr. Notes, 9.625% due 10/1/12	5,500,000
4,000,000	B	Koppers Inc., 9.875% due 10/15/13	4,400,000
4,750,000	B+	Lyondell Chemical Co., Secured Notes, 11.125% due 7/15/12	5,284,375
4,475,000	B+	Resolution Performance Products LLC, Secured Notes, 8.000% due 12/15/09	4,665,188
		Rhodia SA:
		Sr. Notes:
3,150,000	CCC+	7.625% due 6/1/10 (a)(c)	2,866,500
1,500,000	CCC+	10.250% due 6/1/10 (a)(c)	1,522,500
1,850,000	CCC+	Sr. Sub. Notes, 8.875% due 6/1/11 (a)(c)	1,572,500
			49,052,363
Basic Materials — 1.5%
3,500,000	BB	Abitibi - Consolidated Inc., 8.850% due 8/1/30	3,428,005
2,500,000	B+	AK Steel Corp., 7.875% due 2/15/09 (a)	2,350,000
5,000,000	BB	Bowater Inc., Notes, 6.500% due 6/15/13 (a)	4,728,850
250,000	A+	Cargill Inc., Notes, 6.250% due 5/1/06 (c)	264,107
5,000,000	CCC+	Huntsman International LLC, Sr. Sub. Notes, 10.125% due 7/1/09 (a)	5,125,000
7,500,000	BB-	ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	8,381,250
1,000,000	B	Jefferson Smurfit Corp., Sr. Notes, 8.250% due 10/1/12	1,045,000
129,000	NR	Key Plastics Holdings, Inc., Sr. Sub. Notes, Series B, 10.250% due 3/15/07 (e)	161
750,000	B-	OM Group, Inc., Sr. Sub. Notes, 9.250% due 12/15/11	772,500
		Tembec Industries, Inc., Sr. Notes:
5,000,000	BB-	8.625% due 6/30/09 (a)	5,087,500
2,500,000	BB-	8.500% due 2/1/11	2,537,500
75,000	BBB	Weyerhaeuser Co., Notes, 5.500% due 3/15/05	76,599
			33,796,472
Capital Goods — 0.9%
5,000,000	BBB-	American Standard, Inc., Sr. Bonds, 8.250% due 6/1/09	5,625,000
225,000	A	Boeing Capital Corp., Sr. Notes, 5.650% due 5/15/06	236,523
275,000	A-	Cooper Industries Inc., 5.250% due 7/1/07	286,982

See Notes to Financial Statements.

9        SB Capital and Income Fund      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2004

FACE AMOUNT	RATING(d)	SECURITY	VALUE

Capital Goods — 0.9% (continued)
$275,000	A-	Eaton Corp., Notes, 6.950% due 11/15/04	$279,810
175,000	BBB+	Ingersoll-Rand Co., Notes, 6.250% due 5/15/06	184,771
250,000	BBB+	Masco Corp., Sr. Notes, 6.750% due 3/15/06	265,206
225,000	A	Norsk Hydro ASA, Notes, 6.360% due 1/15/09	242,875
2,800,000	B-	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10 (a)	2,758,000
1,250,000	BBB-	Raytheon Co., Notes, 6.500% due 7/15/05	1,294,256
7,500,000	BB-	Sequa Corp., Sr. Notes, 9.000% due 8/1/09	8,006,250
175,000	BBB	Tyco International Group S.A., Notes, 6.375% due 6/15/05	180,456
			19,360,129
Communication Services — 2.9%
7,000,000	CCC	American Tower Corp., Sr. Notes, 9.375% due 2/1/09 (a)	7,507,500
5,000,000	BBB+	AT&T Wireless Services Inc., Notes, 8.125% due 5/1/12	5,789,325
2,000,000	B+	Cablevision Systems Corp., Sr. Notes, 8.000% due 4/15/12 (c)	1,980,000
		Charter Communications Holdings LLC, Sr. Discount Notes:
5,000,000	CCC-	Zero coupon until 1/15/05, (11.750% thereafter), due 1/15/10	4,037,500
10,000,000	CCC-	Zero coupon until 1/15/06, (13.500% thereafter), due 1/15/11	7,375,000
10,000,000	CCC-	Zero coupon until 5/15/06, (11.750% thereafter), due 5/15/11	6,525,000
500,000	BBB	Cox Communications, Inc., Notes, 7.500% due 8/15/04	502,976
		Crown Castle International Corp., Sr. Notes:
3,400,000	CCC+	9.375% due 8/1/11	3,757,000
2,500,000	CCC+	10.750% due 8/1/11 (a)	2,812,500
250,000	A+	GTE North Inc., Debentures, Series H, 5.650% due 11/15/08	261,409
6,850,000	B+	Mediacom Capital Corp., Sr. Notes, 9.500% due 1/15/13 (a)	6,644,500
400,000	B-	NTL Cable PLC, Sr. Notes, 8.750% due 4/15/14 (c)	412,000
10,675,000	B	Qwest Services Corp., Notes, 14.500% due 12/15/14 (c)	12,783,313
2,500,000	BBB-	Rogers Cablesystems Ltd., Sr. Notes, Series B, 10.000% due 3/15/05	2,607,583
3,000,000	CCC-	SBA Communications Corp., Sr. Notes, 10.250% due 2/1/09 (a)	3,090,000
175,000	BBB	TCI Communications Inc., Sr. Notes, 6.875% due 2/15/06	184,901
275,000	A+	Verizon Communications, Debentures, 6.360% due 4/15/06	289,409
			66,559,916
Consumer Cyclicals — 4.9%
5,000,000	B+	Allied Waste North America, Inc., Sr. Notes, 7.375% due 4/15/14 (c)	4,887,500
4,000,000	B+	Argosy Gaming Co., Sr. Sub. Notes, 7.000% due 1/15/14 (c)	3,920,000
		Caesars Entertainment, Inc., Sr. Sub. Notes:
4,425,000	BB-	7.875% due 12/15/05	4,662,844
4,000,000	BB-	8.875% due 9/15/08	4,350,000
575,000	BB-	7.875% due 3/15/10 (a)	609,500
1,000,000	BB-	8.125% due 5/15/11 (a)	1,066,250
250,000	A-	Carnival Corp., 3.750% due 11/15/07	247,365
275,000	A	Cintas Corp No. 2, 5.125% due 6/1/07	288,265
4,500,000	NR	Coast Hotels & Casinos, Inc., Sr. Sub. Notes, 9.500% due 4/1/09	4,747,500
275,000	A-	CVS Corp., Notes, 5.625% due 3/15/06	286,804
325,000	BBB	DaimlerChrysler N.A. Holding Corp., Notes, 6.400% due 5/15/06 (a)	342,211
250,000	BBB-	Ford Motor Credit Co., Notes, 6.875% due 2/1/06	262,322
175,000	BBB	General Motors Acceptance Corp., Notes, 6.125% due 9/15/06	182,331
1,000,000	BBB-	Hertz Corp., Notes, Floating Rate 1.770% due 8/13/04	999,932
2,750,000	BBB-	Hilton Hotels Corp., Notes, 7.625% due 12/1/12	2,970,000
275,000	AA	Home Depot Inc., Sr. Notes, 5.375% due 4/1/06	286,756
10,000,000	BB+	Horseshoe Gaming Holdings Corp., Sr. Sub. Notes, Series B, 8.625% due 5/15/09	10,475,000

See Notes to Financial Statements.

10        SB Capital and Income Fund      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2004

FACE AMOUNT	RATING(d)	SECURITY	VALUE

Consumer Cyclicals — 4.9% (continued)
$6,500,000	B	Iron Mountain Inc., Sr. Sub. Notes, 8.625% due 4/1/13	$6,922,500
5,000,000	B	Isle of Capri Casinos, Sr. Sub. Notes, 7.000% due 3/1/14 (c)	4,662,500
3,000,000	BB+	JC Penney Co. Inc., Notes, 8.000% due 3/1/10	3,367,500
2,000,000	B	Kerzner International Ltd., 8.875% due 8/15/11	2,145,000
5,250,000	CCC	Levi Strauss & Co., Sr. Notes, 11.625% due 1/15/08 (a)	5,171,250
2,175,000	B	Mail-Well I Corp., Sr. Sub. Notes, 7.875% due 12/1/13 (c)	1,990,125
6,000,000	BB-	Mandalay Resort Group, Sr. Sub. Notes, Series B, 10.250% due 8/1/07 (a)	6,690,000
		MGM MIRAGE, Sr. Sub. Notes:
6,000,000	BB-	9.750% due 6/1/07	6,585,000
4,000,000	BB-	8.375% due 2/1/11 (a)	4,200,000
3,655,000	CCC+	Pinnacle Entertainment Inc., Sr. Sub. Notes, 8.250% due 3/15/12 (c)	3,517,938
5,000,000	B	Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13 (c)	4,850,000
5,000,000	B	Prime Hospitality Corp., Sr. Sub. Notes, Series B, 8.375% due 5/1/12	5,187,500
5,000,000	BB	Saks, Inc., Sr. Notes, 7.375% due 2/15/19	4,800,000
5,000,000	B-	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14 (c)	5,050,000
4,000,000	B+	Station Casinos Inc., Sr. Sub. Notes, 6.875% due 3/1/16	3,870,000
275,000	A+	Target Corp., Notes, 5.500% due 4/1/07	290,127
325,000	AAA	Toyota Motor Credit Corp., Medium-Term Notes, 5.650% due 1/15/07	342,059
			110,226,079
Consumer Discretionary — 0.3%
4,500,000	B-	Cinemark Inc., Sr. Discount Notes, zero coupon until 3/15/09,
		(9.750% thereafter), due 3/15/14 (c)	2,958,750
750,000	CCC+	Home Interiors & Gifts Inc., Sr. Sub. Notes, 10.125% due 6/1/08	746,250
3,000,000	B-	Jafra Cosmetics International, Sr. Sub. Notes, 10.750% due 5/15/11	3,360,000
275,000	A+	Unilever Capital Corp., Sr. Notes, 6.875% due 11/1/05	290,020
			7,355,020
Consumer Staples — 1.3%
6,500,000	BB	Ahold Lease USA Inc., Series A-2, 8.620% due 1/2/25	6,260,312
175,000	BBB+	AOL Time Warner Inc., 6.125% due 4/15/06	183,405
200,000	A	Brown-Forman Corp., Notes, 3.000% due 3/15/08	193,445
175,000	BBB+	Conagra Foods Inc., Notes, 7.500% due 9/15/05	184,149
6,000,000	B+	Constellation Brands, Inc., Sr. Sub. Notes, Series B, 8.125% due 1/15/12 (a)	6,420,000
175,000	A	Costco Wholesale Corp., Sr. Notes, 5.500% due 3/15/07	183,958
		Del Monte Corp., Sr. Sub. Notes:
2,000,000	B	8.625% due 12/15/12	2,165,000
1,500,000	B	Series B, 9.250% due 5/15/11	1,646,250
250,000	A	Diageo Capital PLC, Notes, 3.500% due 11/19/07	247,304
250,000	AA-	Gillette Co., Notes, 3.500% due 10/15/07	251,045
225,000	A	Honeywell International Inc., Notes, 6.875% due 10/3/05	236,443
175,000	BBB	Kellogg Co., Sr. Notes, 2.875% due 6/1/08	167,668
1,300,000	B	Land O’ Lakes Inc., Secured Notes, 9.000% due 12/15/10 (c)	1,360,125
225,000	A	McDonald’s Corp., Medium-Term Notes, Series E, 5.950% due 1/15/08	241,294
225,000	A-	Nabisco Inc., Notes, 6.375% due 2/1/05	229,151
2,375,000	CCC+	Playtex Products, Inc., Sr. Sub. Notes, 9.375% due 6/1/11 (a)	2,321,563
3,500,000	B-	Premier International Foods PLC, Sr. Notes, 12.000% due 9/1/09	3,753,750
2,500,000	B-	Rite Aid Corp., Sr. Debentures, 6.875% due 8/15/13 (a)	2,312,500
175,000	BBB	Safeway Inc., Notes, 4.800% due 7/16/07	179,007
225,000	A-	V.F. Corp., Notes, 8.100% due 10/1/05	239,546

See Notes to Financial Statements.

11        SB Capital and Income Fund      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2004

FACE AMOUNT	RATING(d)	SECURITY	VALUE

Consumer Staples — 1.3% (continued)
$350,000	AA	Wal-Mart Stores, Inc., Notes, 5.580% due 5/1/06 (c)	$366,455
1,129,000	BB-	Yell Finance B.V., Sr. Notes, 10.750% due 8/1/11	1,306,818
			30,449,188
Energy — 1.2%
500,000	A-	Conoco Funding Co., Notes, 5.450% due 10/15/06	523,647
175,000	A-	Cooper Cameron Corp., Sr. Notes, 2.650% due 4/15/07	169,875
175,000	BBB+	Consolidated Natural Gas Co., Sr. Notes, Series B, 5.375% due 11/1/06	182,220
175,000	BBB	Duke Energy Corp., Notes, 5.750% due 11/15/06	182,679
		Dynegy Holdings Inc:
5,000,000	CCC+	Debentures, 7.125% due 5/15/18	3,925,000
2,500,000	B-	Secured Notes, 10.125% due 7/15/13 (c)	2,718,750
		El Paso Corp., Sr. Medium-Term Notes:
400,000	CCC+	7.375% due 12/15/12	349,000
5,000,000	CCC+	7.800% due 8/1/31	4,037,500
5,000,000	B-	Hanover Compressor Co., Sub. Notes, zero coupon due 3/31/07	3,975,000
650,000	BB	Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11	734,500
5,000,000	B+	Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12	5,525,000
		The Williams Co., Inc., Notes:
2,500,000	B+	7.625% due 7/15/19	2,418,750
2,500,000	B+	8.750% due 3/15/32	2,512,500
			27,254,421
Financials — 0.7%
250,000	A+	ABN Amro Bank N.V., Sub. Notes, 7.125% due 6/18/07	273,778
325,000	A+	American Express Credit Corp., Medium-Term Notes, Series B, Floating Rate 1.530% due 9/19/06	325,704
250,000	A+	American General Finance Corp., Medium-Term Notes, Series G, 5.750% due 3/15/07	263,879
325,000	A-	Amvescap PLC., Sr. Notes, 6.600% due 5/15/05	334,803
300,000	A+	Bank of America Corp., Sr. Notes, 7.125% due 9/15/06	324,391
175,000	BBB+	Bank United Corp., Sub. Notes, 8.875% due 5/1/07	197,975
325,000	A-	BB&T Corp., Sub. Notes, Redeemable and Putable Securities, 6.375% due 6/30/05	337,398
4,500,000	B-	BCP Claylux Holdings Inc., Sr. Sub. Notes, 9.625% due 6/15/14 (c)	4,685,625
225,000	A	The Bear Stearns Cos. Inc., Notes, 6.500% due 5/1/06 (a)	238,270
175,000	BBB	Cendant Corp., Notes, 6.875% due 8/15/06 (c)	187,080
225,000	A	The Chubb Corp., Notes, 6.150% due 8/15/05	233,143
250,000	A	CIT Group inc., Notes, 6.500% due 2/7/06	263,483
250,000	A	Countrywide Home Loans, Inc., Medium-Term Notes, Series K, 5.500% due 2/1/07	261,302
275,000	A	Corporacion Andina De Fomento Inc., Notes, Floating Rate 1.520% due 1/26/07	274,821
200,000	A+	Credit Suisse First Boston USA Inc., Notes, 5.750% due 4/15/07	210,872
300,000	AA-	Fifth Third Bancorp, Notes, 2.700% due 1/30/07	295,923
250,000	A+	FleetBoston Financial Corp., Sr. Medium-Term Notes, Series T, 4.200% due 11/30/07	253,831
250,000	AAA	General Electric Capital Corp., Notes, Series A, Floating Rate 1.610% due 6/22/07	249,983
250,000	A-	The Hartford Financial Services Group, Inc., Sr. Notes, 2.375% due 6/1/06	246,059
250,000	A	Household Finance Corp., Notes, 5.750% due 1/30/07	262,781
225,000	AA-	International Lease Finance Corp., Notes, 5.750% due 10/15/06	237,016
250,000	A+	J.P. Morgan Chase & Co., Sr. Notes, 5.350% due 3/1/07	262,179
325,000	A-	John Deere Capital Corp., Notes, 5.125% due 10/19/06	337,344
210,000	A	KeyBank National Association, Bank Notes, Series T, 5.000% due 7/17/07	218,726
1,000,000	A	Lehman Brothers Holdings Inc., Notes, 7.750% due 1/15/05	1,029,426
350,000	A+	M & I Marshall & Ilsley Bank, Certificate of Deposit Notes, 1.568% due 3/10/05	348,665

See Notes to Financial Statements.

12        SB Capital and Income Fund      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2004

FACE AMOUNT	RATING(d)	SECURITY	VALUE

Financials — 0.7% (continued)
$325,000	A	MGIC Investment Corp., Senior Notes, 7.500% due 10/15/05	$343,733
500,000	AA	Monumental Global Funding II, Secured Notes, 6.050% due 1/19/06 (c)	528,099
275,000	A+	Morgan Stanley, 5.800% due 4/1/07	290,979
150,000	BBB	NiSource Finance Corp., Sr. Notes, 7.625% due 11/15/05	159,172
225,000	A-	PNC Funding Corp., Notes, 7.000% due 9/1/04	226,826
325,000	AA	Protective Life U.S. Funding Trust, Notes, 5.875% due 8/15/06 (c)	342,919
225,000	A-	Reed Elsevier Capital Inc., Bonds, 6.125% due 8/1/06	237,411
170,000	A+	Rio Tinto Ltd., Notes, 2.625% due 9/30/08	159,620
200,000	A	SLM Corp., Sr. Notes, Series MTN1, Floating Rate 1.390% due 7/25/07	200,488
300,000	AA-	SunTrust Banks, Inc., Sr. Bank Notes, Series T, 2.125% due 1/30/06	298,157
500,000	A-	Textron Financial Corp., Notes, 7.125% due 12/9/04	510,395
350,000	AA-	US Bank N.A., Notes, 2.870% due 2/1/07	344,213
225,000	A1*	Wachovia Corp., Sub. Notes, 6.400% due 4/1/08	242,641
225,000	AA-	Wells Fargo and Co., Notes, Floating Rate 1.619% due 3/23/07	225,208
175,000	BBB	Zions Bancorp, Sr. Notes, 2.700% due 5/1/06	173,770
			16,438,088
Healthcare — 1.2%
1,750,000	B-	Ameripath Inc., Sr. Notes, 10.500% due 4/1/13	1,776,250
12,500,000	B-	Athena Neurosciences Finance LLC, Sr. Notes, 7.250% due 2/21/08	12,500,000
4,825,000	NR	Elan Corp. PLC, Secured Notes, Floating Rate 7.720% due 3/15/05	4,885,312
175,000	BBB-	HCA Inc., Sr. Notes, 7.125% due 6/1/06	184,942
175,000	BBB	Quest Diagnostics Inc., Sr. Notes, 6.750% due 7/12/06	186,866
		Tenet Healthcare Corp.:
4,350,000	B-	Notes, 7.375% due 2/1/13 (a)	3,958,500
		Sr. Notes:
650,000	B-	5.375% due 11/15/06 (a)	656,500
25,000	B-	9.875% due 7/1/14 (c)	25,563
250,000	A	United Health Group Inc., Sr. Notes, 3.300% due 1/30/08	244,563
2,500,000	B-	Vanguard Health Systems, Inc., Sr. Sub. Notes, 9.750% due 8/1/11	2,718,750
175,000	A-	WellPoint Health Networks Inc., Notes, 6.375% due 6/15/06	185,623
			27,322,869
Industrial — 0.1%
150,000	BBB-	Goodrich Corp., Notes, 7.500% due 4/15/08 (a)	166,014
2,500,000	B-	Invensys PLC, Sr. Notes, 9.875% due 3/15/11 (c)	2,500,000
			2,666,014
Media — 2.0%
3,000,000	CCC+	Atlantic Broadband Finance LLC, Sr. Sub. Notes, 9.375% due 1/15/14 (c)	2,850,000
175,000	BBB-	Clear Channel Communications, Sr. Notes, 6.000% due 11/1/06	183,797
		CSC Holdings Inc.:
5,000,000	BB-	Sr. Notes, Series B, 7.625% due 4/1/11	5,037,500
500,000	B+	Sr. Sub. Debentures, 10.500% due 5/15/16 (a)	563,750
7,000,000	B	Dex Media Inc., Discount Notes, zero coupon until 11/15/08, (9.000% thereafter), due 11/15/13 (c)	4,550,000
1,625,000	BB-	EchoStar DBS Corp., Sr. Notes, 9.125% due 1/15/09	1,789,531
		Insight Midwest, Sr. Notes:
6,750,000	B+	10.500% due 11/1/10 (a)	7,391,250
5,000,000	B+	10.500% due 11/1/10 (c)	5,475,000

13        SB Capital and Income Fund      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2004

FACE AMOUNT	RATING(d)	SECURITY	VALUE

Media — 2.0% (continued)
$18,800,000	C	Telewest Communications PLC, Sr. Discount Notes, zero coupon until 2/1/05, (11.375% thereafter), due 2/1/10 (a)	$8,366,000
875,000	A-	Viacom Inc., Sr. Notes, 7.150% due 5/20/05	909,369
225,000	BBB+	The Walt Disney Co., Medium-Term Notes, 5.500% due 12/29/06	235,364
7,500,000	CCC+	Young Broadcasting Inc., Sr. Sub. Notes, 8.750% due 1/15/14 (c)	7,125,000
			44,476,561
Real Estate Investment Trust — 0.1%
2,312,000	B-	FelCor Lodging L.P., Sr. Notes, 10.000% due 9/15/08	2,450,720
Technology — 1.2%
2,500,000	CCC	American Tower Corp., Sr. Notes, 7.500% due 5/1/12 (a)(c)	2,431,250
5,000,000	B	Amkor Technology, Inc., Sr. Notes, 7.750% due 5/15/13	4,762,500
550,000	A-	Hewlett-Packard Co., Notes, 7.150% due 6/15/05	573,697
		Lucent Technologies Inc.:
10,000,000	B	Debentures, 6.450% due 3/15/29	7,775,000
3,500,000	B	Notes, 5.500% due 11/15/08	3,325,000
		Unisys Corp., Sr. Notes:
1,500,000	BB+	8.125% due 6/1/06	1,601,250
6,000,000	BB+	7.875% due 4/1/08 (a)	6,165,000
			26,633,697
Telecommunication — 0.8%
5,000,000	CCC	Alamosa Delaware Inc., Sr. Notes, 8.500% due 1/31/12 (c)	4,925,000
2,500,000	CCC+	Crown Castle International Corp., Sr. Notes, 7.500% due 12/1/13	2,500,000
7,500,000	BB-	Qwest Corp., Debentures, 6.875% due 9/15/33	6,281,250
130,000	A+	SBC Communications Inc., Notes, 5.750% due 5/2/06	136,092
3,000,000	CCC	Ubiquitel Operating Co., Sr. Notes, 9.875% due 3/1/11 (c)	3,015,000
225,000	A	Vodafone Group PLC, Notes, 7.625% due 2/15/05	232,531
			17,089,873
Transportation — 0.2%
1,300,000	B-	Horizon Lines LLC, Notes, 9.000% due 11/1/12 (c)	1,300,000
2,500,000	B+	OMI Corp., Sr. Notes, 7.625% due 12/1/13	2,462,500
170,000	BBB	Union Pacific Corp., Notes, 7.600% due 5/1/05	176,914
			3,939,414
Utilities — 1.1%
3,000,000	BB-	BRL Universal Equipment 2001A, L.P., Secured Notes, 8.875% due 2/15/08	3,228,750
		Calpine Corp., Sr. Notes:
1,225,000	CCC+	8.500% due 5/1/08 (a)	814,625
3,500,000	CCC+	8.625% due 8/15/10 (a)	2,292,500
2,500,000	CCC+	Calpine Generating Co., Secured Notes, Floating Rate 10.250% due 4/1/11 (a)(c)	2,275,000
150,000	BBB	Duke Energy Corp., Sr. Notes, 4.200% due 10/1/08	147,513
7,500,000	B	Edison Mission Energy, Sr. Notes, 10.000% due 8/15/08	8,043,750
250,000	A-	FPL Group Capital Inc., Notes, 3.250% due 4/11/06	250,875
250,000	A	Georgia Power Co., Sr. Notes, Series J, 4.875% due 7/15/07	257,977
250,000	A+	Niagra Mohawk Power Corp., Secured Notes, 7.750% due 5/15/06	270,323
2,500,000	B+	NRG Energy Inc., Sr. Secured Notes, 8.000% due 12/15/13 (c)	2,537,500

14        SB Capital and Income Fund      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2004

FACE AMOUNT	RATING(d)	SECURITY	VALUE

Utilities — 1.1% (continued)
$175,000	BBB-	Pinnacle West Capital Corp., Sr. Notes, 6.400% due 4/1/06	$184,005
5,000,000	B	Reliant Energy Inc., Secured Notes, 9.250% due 7/15/10	5,362,500
			25,665,318
		TOTAL CORPORATE BONDS & NOTES (Cost — $480,816,691)	510,736,142
CONVERTIBLE BONDS & NOTES — 11.8%
Capital Goods — 0.8%
7,000,000	B	Navistar Financial Corp., Sub. Notes, 4.750% due 4/1/09	6,912,500
7,500,000	BBB	Tyco International Group, Sr. Notes, 2.750% due 1/15/18 (c)	11,306,250
			18,218,750
Communication Services — 0.6%
5,000,000	B+	Mediacom Communications Corp., Sr. Notes, 5.250% due 7/1/06	4,781,250
7,500,000	C	TeleWest Finance (Jersey) Ltd., Sr. Bond, 6.000% due 7/7/05 (c)(e)	7,650,000
			12,431,250
Consumer Cyclicals — 0.3%
6,460,000	B+	Allied Waste Industries, Sr. Sub. Notes, 4.250% due 4/15/34	6,395,400
Energy — 0.1%
11,000,000	NR	Friede Goldman Halter Inc., Sub. Notes, 4.500% due 9/15/04 (e)	962,500
Financials — 0.3%
7,500,000	B-	E*Trade Group, Inc., Sub. Notes, 6.000% due 2/1/07	7,715,625
Healthcare — 2.6%
3,500,000	B-	Alpharma Inc., Sr. Sub. Notes, 3.000% due 6/1/06	4,256,875
		BioMarin Pharmaceuticals Inc., Sub. Notes:
4,000,000	NR	3.500% due 6/15/08 (c)	3,450,000
3,000,000	NR	3.500% due 6/15/08	2,587,500
5,000,000	B-	Cephalon, Inc., Sub. Notes, 2.500% due 12/15/06	4,831,250
5,500,000	NR	CV Therapeutics, Inc., Sub. Notes, 4.750% due 3/7/07	5,596,250
		InterMune Inc.:
9,000,000	NR	Sr. Notes, zero coupon due 3/1/11 (c)	8,156,250
6,000,000	NR	Sub. Notes, 5.750% due 7/15/06 (a)	6,165,000
10,000,000	NR	Nektar Therapeutic, Sub. Notes, 3.500% due 10/17/07	9,612,500
15,000,000	NR	Vertex Pharmacueticals Inc., Sr. Sub. Notes, 5.750% due 2/15/11 (c)	15,150,000
			59,805,625
Technology — 6.1%
3,000,000	B	Agere Systems, Inc., Sub. Notes, 6.500% due 12/15/09	3,495,000
8,000,000	NR	Akamai Technologies, Inc., Sub. Notes, 5.500% due 7/1/07	8,130,000
		Amkor Technology, Inc., Sub. Notes:
6,000,000	CCC+	5.750% due 6/1/06 (a)	5,880,000
2,750,000	CCC+	5.000% due 3/15/07 (a)	2,578,125
32,000,000	NR	Atmel Corp., Sub. Notes, zero coupon due 5/23/21	14,080,000
4,000,000	B	BEA Systems, Inc., Sub. Notes, 4.000% due 12/15/06	3,955,000
40,000,000	B	CIENA Corp., Sr. Notes, 3.750% due 2/1/08	35,350,000
4,000,000	BB-	Comverse Technology, Inc., Debentures, 1.500% due 12/1/05	3,905,000
4,000,000	NR	Conexant Systems, Inc., Sub. Notes, 4.250% due 5/1/06	3,950,000
18,000,000	NR	i2 Technologies Inc., Sub. Notes, 5.250% due 12/15/06	16,245,000
11,500,000	NR	Manugistics Group, Inc., Sub. Notes, 5.000% due 11/1/07	10,608,750

See Notes to Financial Statements.

15        SB Capital and Income Fund      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2004

FACE AMOUNT	RATING(d)	SECURITY	VALUE

Technology — 6.1% (continued)
$16,000,000	B-	Nortel Networks Corp., 4.250% due 9/1/08	$15,400,000
15,000,000	B	Sanmina-SCI Corp., Sub. Debentures, zero coupon due 9/12/20	7,856,250
4,000,000	CCC+	Silicon Graphics Inc., 6.500% due 6/1/09	7,450,000
			138,883,125
Utilities — 1.0%
2,500,000	B-	AES Corp., Sr. Notes, 7.750% due 3/1/14	2,415,625
40,000,000	CCC+	El Paso Corp., Sr. Notes, zero coupon due 2/28/21	19,350,000
			21,765,625
		TOTAL CONVERTIBLE BONDS & NOTES (Cost — $245,740,708)	266,177,900
ASSET-BACKED SECURITIES — 3.1%
		Aegis Net Interest Margin Trust:
1,566,439	BBB+	Series 2004-2N, Class N1, 4.500% due 4/25/34 (c)	1,566,439
750,000	BBB+	Series 2004-WN8, Class A, 4.700% due 7/25/34 (c)	749,307
3,000,000	A+	Argent Securities Inc., Series 2004-W8, Class M4, Floating Rate 2.600% due 5/25/34	3,008,663
1,000,000	A	Ameriquest Mortgage Securities Inc., Series 2003-12, Class M2, Floating Rate 3.000% due 11/25/33	1,028,296
1,297,339	AA	Bayview Financial Acquisition Trust, Series 2002-DA, Class M1, Floating Rate 2.150% due 8/25/32 (c)	1,305,040
1,500,000	AA+	Bear Stearns Asset-Backed Securities, Inc., Series 2004-HE5, Class M1, Floating Rate 1.670% due 7/25/34	1,500,000
		Bear Stearns Asset-Backed Securities, Net Interest Margin Notes:
1,460,189	BBB	Series 2004-HE1N, Class A1, 5.500% due 2/25/34 (c)	1,466,521
		Series 2004-HE5N:
1,000,000	A	Class A1, 5.000% due 7/25/34 (c)	1,000,000
79,000	BBB	Class A2, 5.000% due 7/25/34 (c)	79,000
709,713	BB	Chase Commercial Mortgage Securities Corp., Series 2000-FL1A, Class E, Floating Rate 3.16313% due 12/12/13 (c)	700,996
1,500,000	A	Chase Funding Mortgage Loan Asset-Backed, Series 2004-1, Class 2M2, Floating Rate 2.180% due 7/25/33	1,500,870
275,524	BBB	Cityscape Home Equity Loan Trust, Series 1997-C, Class B1A, Floating Rate 2.400% due 7/25/28	248,144
1,750,000	AAA	Commercial Mortgage Pass-Through Certificates, Series 2002-FL6, Class E, Floating Rate 2.23875% due 6/14/14 (c)	1,760,379
		Countrywide Asset-Backed Certificates:
2,795,186	AA	Series 1999-2, Class MV1, Floating Rate 1.740% due 5/25/29	2,799,455
500,000	AA	Series 2003-3, Class M4, Floating Rate 2.700% due 3/25/33	507,655
1,416,361	BBB	Series 2004-2N, Class N1, 5.000% due 2/25/35 (c)	1,409,092
440,000	AA	Series 2004-5, Class M4, Floating Rate 2.550% due 6/25/34	439,725
2,044,600	BBB	Credit-Based Asset Servicing and Securitization LLC, Series 2004-AN, Class A, 5.000% due 9/27/36 (c)	2,024,154
3,085,000	A2*	CS First Boston Mortgage Securities Corp., Series 2001-HE8, Class M2, Floating Rate 2.350% due 2/25/31	3,092,381
		First Consumer’s Master Trust:
284,642	BB	Series 1999-A, Class A, 5.800% due 12/15/05 (c)	283,593
825,136	B-	Series 2001-A, Class A, Floating Rate 1.54875% due 9/15/08	758,283
1,000,000	A+	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2004-FF2, Class M4, Floating Rate 2.200% due 3/25/34	1,000,580

16        SB Capital and Income Fund      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2004

FACE AMOUNT	RATING(d)	SECURITY	VALUE

ASSET-BACKED SECURITIES — 3.1% (continued)
		Freemont Home Loan Trust:
$1,000,000	A+	Series 2004-1, Class M5, Floating Rate 2.400% due 2/25/34	$1,000,580
1,750,000	A+	Series 2004-B, Class M4, Floating Rate 2.470% due 5/25/34	1,754,189
1,176,635	BBB+	Freemont Net Interest Margin Trust, Notes, Series 2004-B, 4.703% due 5/25/34 (c)	1,176,635
628,494	NR	Guaranteed Residential Securities Trust, Series 1999-A, Class A, Floating Rate 1.870% due 1/28/30 (c)	609,639
2,724,959	A+	IMPAC CMB Trust, Series 2004-4, Class 2M2, Floating Rate 2.800% due 9/25/34	2,737,228
		JP Morgan Chase Commercial Mortgage Finance Corp.:
2,328,981	Baa2*	Series 2000-FL1, Class D, Floating Rate 3.00875% due 4/15/10 (c)	2,327,525
2,403,671	BBB+	Series 2001-FL1A, Class F, Floating Rate 2.560% due 7/13/13 (c)	2,398,052
2,000,000	AAA	Metris Master Trust, Series 2001-3, Class B, Floating Rate 2.180% due 7/21/08	2,001,666
		MLCC Mortgage Investors, Inc.:
750,000	AA-	Series 2004-A, Class B2, Floating Rate 2.220% due 4/25/29	749,079
750,000	AA-	Series 2004-B, Class B2, Floating Rate 2.180% due 5/25/29	749,519
1,314,962	BBB+	Merrill Lynch Mortgage Investors, Inc., Series 2004-WM2N, Class N1, 4.500% due 10/25/05 (c)	1,313,684
		Morgan Stanley ABS Capital I:
497,023	BBB+	Notes, Series 2004-NC2N, 6.250% due 12/25/33 (c)	498,026
1,600,000	A	Series 2004-HE4, Class M2, Floating Rate 2.630% due 5/25/34	1,596,008
		New Century Home Equity Loan Trust:
500,000	A	Series 2001-NC1, Class M2, Floating Rate 2.380% due 6/20/31	501,673
1,000,000	A	Series 2003-4, Class M2, Floating Rate 3.120% due 10/25/33	1,031,079
1,500,000	NR	North Street Referenced Linked Notes 2000-1, Secured Notes, Floating Rate 2.310% due 7/30/10 (c)	705,000
		Novastar Home Equity Loan:
2,500,000	A	Series 2003-4, Class M2, Floating Rate 2.925% due 2/25/34	2,562,968
1,000,000	A+	Series 2004-1, Class M4, Floating Rate 2.275% due 6/25/34	1,002,062
1,500,000	A	Series 2004-2, Class M5, Floating Rate 2.7525% due 9/25/34	1,500,000
750,000	AA	Option One Mortgage Loan Trust, Series 2004-2, Class M2, Floating Rate 2.350% due 5/25/34	750,435
		Sail Net Interest Margin Notes:
619,021	Baa2*	Series 2003-BC2A, Class A, Floating Rate 7.750% due 4/27/33 (c)	612,652
4,550,000	BBB-*	Series 2003-BC2A, Class B, 7.750% due 4/25/33 (c)	4,212,223
394,302	BBB	Series 2004-2A, Class A, 5.500% due 3/27/34 (c)	394,302
1,994,502	BBB+	Series 2004-4A, Class A, 5.000% due 4/27/34 (c)	1,992,009
1,643,761	A-	Series 2004-5A, Class A, 4.500% due 6/25/34 (c)	1,641,343
1,812,343	A-	Sasco Net Interest Margin Trust, Series 2003-12XS, Class A, 7.500% due 4/28/33 (c)	1,782,893
218,785	Ba2*	Saxon Asset Securities Trust, Series 1999-3, Class BF1A, 8.640% due 7/25/04	203,470
1,403,176	BBB	Sharp LLC Net Interest Margin Trust, Series 2004-OP1N, 5.190% due 4/25/34 (c)	1,403,036
2,000,000	A	Structured Asset Investment Loan Trust, Series 2003-BC10, Class M2, Floating Rate 3.150% due 10/25/33	2,036,033
657,853	Aa2*	WMC Mortgage Loan Pass-Through Certificates, Series 1999-A, Class M2, Floating Rate 2.73875% due 10/15/29	665,144
		TOTAL ASSET-BACKED SECURITIES (Cost — $70,069,103)	70,136,725

17        SB Capital and Income Fund      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2004

CONTRACTS	SECURITY	VALUE

PURCHASED OPTIONS — 1.5%
Purchased Calls — 0.7%
1500	S&P 500 Index, Call @ 1,050, Expire 9/18/04	$14,812,500
Purchased Put — 0.9%
7500	S&P 500 Index, Put @ 1,075, Expire 12/18/04	19,837,500
	TOTAL PURCHASED OPTIONS (Cost — $42,419,415)	34,650,000
	SUB-TOTAL INVESTMENTS (Cost — $1,848,464,297)	2,042,516,808

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT — 9.7%
$218,905,000	Merrill Lynch, Pierce, Fenner & Smith Inc. dated 6/30/04, 1.400% due 7/1/04; Proceeds at maturity — $218,913,513; (Fully collateralized by various U.S. Government Agency obligations, 0.000% to 6.250% due 7/7/04 to 8/8/28; Market value — $223,284,569) (Cost — $218,905,000)	218,905,000
	TOTAL INVESTMENTS — 100.0% (Cost — $2,067,369,297**)	$2,261,421,808
LOANED SECURITIES COLLATERAL
257,644,917	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $257,644,917)	$257,644,917

(a)	All or a portion of this security is on loan (See Note 7).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to the guidelines approved by the Board of Trustees.
(d)	All ratings are by Standard & Poor’s Ratings Service except for those identified by an asterisk (*), which are rated by Moody’s Investors Service.
(e)	Security is currently in default.
†	All or a portion of this security is held as collateral for open futures contracts.
‡	All or a portion of this security is segregated for open futures contracts and extended settlements.
**	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depository Receipt.

See pages 19 and 20 for definitions of ratings.

18        SB Capital and Income Fund      |      2004 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or a minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.
A

—   Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

—   Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC and CC

—   Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates a lower degree of speculation and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C	— Bonds rated “C” are bonds on which no interest is being paid.
D	— Bonds rated “D” are in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2, and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest rating within its generic category.

Aaa

—   Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these bonds.

Aa

—   Bonds rated “Aa” are judged to be of the high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in “Aaa” securities.

A

—   Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa

—   Bonds rated “Baa” are considered to be medium grade obligations; that is they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

19        SB Capital and Income Fund      |      2004 Semi-Annual Report

Bond Ratings (unaudited) (continued)

Ba

—   Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby may not be well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

—   Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR	— Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

20        SB Capital and Income Fund      |      2004 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	June 30, 2004

ASSETS:
Investments, at value (Cost — $2,067,369,297)	$2,261,421,808
Loaned securities collateral, at value (Cost — $257,644,917) (Note 7)	257,644,917
Dividends and interest receivable	16,855,692
Receivable for Fund shares sold	5,209,136
Receivable for securities sold	2,078,854
Receivable from broker — variation margin	575,000
Prepaid expenses	120,210

Total Assets	2,543,905,617

LIABILITIES:
Payable for loaned securities collateral (Note 7)	257,644,917
Payable for securities purchased	10,500,582
Payable for Fund shares reacquired	1,054,344
Investment advisory fee payable	1,010,715
Bank overdraft	516,741
Distribution plan fees payable	398,339
Administration fee payable	367,533
Accrued expenses	484,068

Total Liabilities	271,977,239

Total Net Assets	$2,271,928,378

NET ASSETS:
Par value of shares of beneficial interest	$146,305
Capital paid in excess of par value	2,213,671,482
Overdistributed net investment income	(575,499)
Accumulated net realized loss from investment transactions, futures contracts and options	(136,559,543)
Net unrealized appreciation of investments, futures contracts, options and foreign currencies	195,245,633

Total Net Assets	$2,271,928,378

Shares Outstanding:
Smith Barney Class A	77,520,821

Smith Barney Class B	39,530,345

Smith Barney Class C	22,672,748

Smith Barney Class O	1,687,941

Smith Barney Class Y	4,873,739

Salomon Brothers Class A	8,017

Salomon Brothers Class B	9,523

Salomon Brothers Class C	1,916

Net Asset Value:
Smith Barney Class A (and redemption price)	$15.56

Smith Barney Class B *	$15.46

Smith Barney Class C *	$15.50

Smith Barney Class O *	$15.47

Smith Barney Class Y (and redemption price)	$15.74

Salomon Brothers Class A (and redemption price)	$15.59

Salomon Brothers Class B *	$15.48

Salomon Brothers Class C *	$15.49

Maximum Public Offering Price Per Share:
Smith Barney Class A (net asset value plus 5.26% of net asset value per share)	$16.38

Salomon Brothers Class A (net asset value plus 6.11% of net asset value per share)	$16.54

*	Redemption price is NAV of Smith Barney Class B, Smith Barney Class C, Smith Barney Class O, Salomon Brothers Class B and Salomon Brothers Class C shares reduced by a 5.00%, 1.00%, 1.00%, 5.00% and 1.00% contingent deferred sales charge (“CDSC”), respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

21        SB Capital and Income Fund      |      2004 Semi-Annual Report

Statement of Operations (unaudited)	For the Six Months Ended June 30, 2004

INVESTMENT INCOME:
Interest (Note 7)	$35,741,863
Dividends	13,888,333
Less: Foreign withholding tax	(241,924)

Total Investment Income	49,388,272

EXPENSES:
Investment advisory fee (Note 2)	6,058,523
Distribution plan fees (Note 8)	5,468,779
Administration fee (Note 2)	2,203,099
Transfer agency services (Note 8)	915,039
Registration fees	77,097
Shareholder communications (Note 8)	70,102
Custody	67,307
Audit and legal	27,759
Trustees’ fees	14,389
Other	11,782

Total Expenses	14,913,876

Net Investment Income	34,474,396

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS AND FOREIGN CURRENCIES (NOTES 3, 4 AND 5):
Realized Gain From:
Investment transactions	34,987,653
Futures contracts	7,906,750
Options	7,218,530
Foreign currency transactions	24,549

Net Realized Gain	50,137,482

Change in Net Unrealized Appreciation From:
Investments	(28,978,928)
Futures contracts	(4,050,000)
Options	(18,211,415)
Foreign currencies	(9,475)

Decrease in Net Unrealized Appreciation	(51,249,818)

Net Loss on Investments, Futures Contracts, Options and Foreign Currencies	(1,112,336)

Increase in Net Assets From Operations	$33,362,060

See Notes to Financial Statements.

22        SB Capital and Income Fund      |      2004 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2004 (unaudited)

and the Year Ended December 31, 2003

	2004	2003
OPERATIONS:
Net investment income	$34,474,396	$71,390,127
Net realized gain	50,137,482	8,799,479
Increase (decrease) in net unrealized appreciation	(51,249,818)	430,610,510

Increase in Net Assets From Operations	33,362,060	510,800,116

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 9):
Net investment income	(35,010,127)	(71,735,223)
Capital	—	(3,959,057)

Decrease in Net Assets From Distributions to Shareholders	(35,010,127)	(75,694,280)

FUND SHARE TRANSACTIONS (NOTE 10):
Net proceeds from sale of shares	346,685,866	533,038,360
Net asset value of shares issued for reinvestment of dividends	26,014,991	56,102,822
Cost of shares reacquired	(195,584,149)	(307,455,964)

Increase in Net Assets From Fund Share Transactions	177,116,708	281,685,218

Increase in Net Assets	175,468,641	716,791,054

NET ASSETS:
Beginning of period	2,096,459,737	1,379,668,683

End of period*	$2,271,928,378	$2,096,459,737

* Includes overdistributed net investment income of:	$(575,499)	$(39,768)

See Notes to Financial Statements.

23        SB Capital and Income Fund      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Significant Accounting Policies

The SB Capital and Income Fund (“Fund”), a separate investment fund of Smith Barney Income Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and seven other separate investment funds: Smith Barney Exchange Reserve Fund, SB Convertible Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Dividend and Income Fund and Smith Barney Total Return Bond Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”): (a) security transactions are accounted for on trade date; (b) investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value determined by or under the direction of the Board of Trustees; portfolio securities that are traded primarily on a domestic or foreign exchange are valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price; over-the-counter securities are valued on the basis of the bid price at the close of business each day; options are generally valued at the mean of the quoted bid and asked prices; investments in U.S. government securities (other than short-term securities) are valued at the mean of the quoted bid and asked price; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (e) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f ) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends monthly and capital gains, if any, at least annually; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; ( j) the character of income and gains distributed is determined in accordance with income tax regulations which may differ from GAAP; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or offset by entering into another forward exchange contract. The Fund may from time to time enter into options and/or futures contracts typically to hedge market risk.

24        SB Capital and Income Fund      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

2.	Investment Advisory Agreement, Administration Agreement and Other Transactions

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.55% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

SBFM has entered into a sub-advisory agreement with Salomon Brothers Asset Management Inc (“SBAM”), an affiliate of SBFM. Pursuant to the sub-advisory agreement, SBAM is responsible for the day-to-day portfolio operations and investment decisions for the Fund. SBFM pays SBAM a monthly fee calculated at an annual rate of 0.375% of the Fund’s average daily net assets.

SBFM acts as the Fund’s administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent with respect to its Smith Barney Classes of shares. PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent with respect to its Smith Barney Classes of shares, as well as the Fund’s transfer agent with respect to its Salomon Brothers Classes of shares. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended June 30, 2004, the Fund paid transfer agent fees of $847,616 to CTB.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

On February 2, 2004, initial sales charges on Smith Barney Class L and Salomon Brothers Class 2 shares were eliminated. On April 29, 2004, Smith Barney Class L and Salomon Brothers Class 2 shares were renamed as Smith Barney Class C and Salomon Brothers Class C shares, respectively. In addition, on April 29, 2004, initial sales charges on Smith Barney Class O shares were eliminated.

There are maximum initial sales charges of 5.00% and 5.75% for Smith Barney Class A and Salomon Brothers Class A shares, respectively. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Smith Barney Class B and Salomon Brothers Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Smith Barney Class C, Smith Barney Class O and Salomon Brothers Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Smith Barney Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Smith Barney Class A shares which, when combined with current holdings of Smith Barney Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2004, CGM received sales charges of approximately $1,332,000, $167,000 and $5,000 on sales of the Fund’s Smith Barney Class A, Smith Barney Class C and Salomon Brothers Class A shares, respectively. In addition, for the six months ended June 30, 2004, CDSCs paid to CGM were approximately:

	Smith Barney Class A	Smith Barney Class B	Smith Barney Class C
CDSCs	$2,000	$316,000	$48,000

For the six months ended June 30, 2004, CGM and its affiliates received brokerage commissions of $59,100.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

25        SB Capital and Income Fund      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

3.	Investments

During the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

Purchases	$833,865,712

Sales	631,230,516

At June 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$236,703,053
Gross unrealized depreciation	(42,650,542)

Net unrealized appreciation	$194,052,511

4.	Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At June 30, 2004, the Fund had the following open futures contracts:

To Buy:	# of Contracts	Expiration	Basis Value	Market Value	Unrealized Gain
S&P 500 Index	500	9/04	$141,359,250	$142,550,000	$1,190,750

5.	Option Contracts

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At June 30, 2004, the Fund held purchased call options with a total cost of $13,420,665 and purchased put options with a total cost of $28,998,750.

When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount

26        SB Capital and Income Fund      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the proceeds of the security sold will be increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options typically for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases.

For the six months ended June 30, 2004, the Fund did not enter into any written options contracts.

6.	Repurchase Agreements

When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

7.	Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lenders fee. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At June 30, 2004, the Fund loaned securities having a market value of $252,335,467. The Fund received cash collateral amounting to $257,644,917 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the six months ended June 30, 2004 was $317,647.

27        SB Capital and Income Fund      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

8.	Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Smith Barney Class A, Smith Barney Class B, Smith Barney Class C, Smith Barney Class O, Salomon Brothers Class A, Salomon Brothers Class B and Salomon Brothers Class C shares calculated at an annual rate of 0.25% of the average daily net assets for each respective class. In addition, the Fund also pays a distribution fee with respect to its Smith Barney Class B, Smith Barney Class C, Smith Barney Class O, Salomon Brothers Class B and Salomon Brothers Class C shares calculated at an annual rate of 0.50%, 0.75%, 0.45%, 0.75% and 0.75% of the average daily net assets for each class, respectively. For the six months ended June 30, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

	Smith Barney Class A	Smith Barney Class B	Smith Barney Class C	Smith Barney Class O	Salomon Brothers Class A	Salomon Brothers Class B	Salomon Brothers Class C
Rule 12b-1 Distribution Plan Fees	$1,447,669	$2,288,598	$1,637,445	$94,336	$77	$569	$85

For the six months ended June 30, 2004, total Transfer Agency Service expenses were as follows:

	Smith Barney Class A	Smith Barney Class B	Smith Barney Class C	Smith Barney Class O	Smith Barney Class Y	Salomon Brothers Class A	Salomon Brothers Class B	Salomon Brothers Class C
Transfer Agency Service Expenses	$464,061	$284,456	$150,005	$16,330	$40	$71	$61	$15

For the six months ended June 30, 2004, total Shareholder Communication expenses were as follows:

	Smith Barney Class A	Smith Barney Class B	Smith Barney Class C	Smith Barney Class O	Smith Barney Class Y	Salomon Brothers Class A	Salomon Brothers Class B	Salomon Brothers Class C
Shareholder Communication Expenses	$32,459	$26,589	$9,351	$1,608	$86	$2	$6	$1

9.	Distributions Paid to Shareholders by Class

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Smith Barney Class A
Net investment income	$19,681,993	$39,642,158
Capital	—	2,059,237

Total	$19,681,993	$41,701,395

Smith Barney Class B
Net investment income	$ 8,982,645	$21,107,734
Capital	—	1,265,581

Total	$ 8,982,645	$22,373,315

Smith Barney Class C†
Net investment income	$ 4,481,937	$ 6,352,786
Capital	—	399,255

Total	$ 4,481,937	$ 6,752,041

28        SB Capital and Income Fund      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Smith Barney Class O
Net investment income	$ 396,204	$1,024,302
Capital	—	60,998

Total	$ 396,204	$1,085,300

Smith Barney Class Y
Net investment income	$1,464,305	$3,607,743
Capital	—	173,898

Total	$1,464,305	$3,781,641

Salomon Brothers Class A
Net investment income	$ 1,136	$ 352
Capital	—	27

Total	$ 1,136	$ 379

Salomon Brothers Class B
Net investment income	$ 1,640	$ 142
Capital	—	10

Total	$ 1,640	$ 152

Salomon Brothers Class C†
Net investment income	$ 267	$ 6
Capital	—	51

Total	$ 267	$ 57

†	On April 29, 2004, Smith Barney Class L and Salomon Brothers Class 2 shares were renamed as Smith Barney Class C and Salomon Brothers Class C shares, respectively.

10.	Shares of Beneficial Interest

At June 30, 2004, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares. Effective April 29, 2004, the Fund renamed Smith Barney Class L shares as Smith Barney Class C shares and Salomon Brothers Class 2 shares as Salomon Brothers Class C shares.

29        SB Capital and Income Fund      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2004		Year Ended December 31, 2003(1)(2)
	Shares	Amount	Shares	Amount
Smith Barney Class A(3)
Shares sold	11,359,775	$178,720,708	16,234,601	$224,706,127
Shares issued on reinvestment	1,005,838	15,721,965	2,457,545	33,310,268
Shares reacquired	(4,684,922)	(73,458,435)	(8,573,909)	(115,713,317)

Net Increase	7,680,691	$120,984,238	10,118,237	$142,303,078

Smith Barney Class B(3)
Shares sold	5,347,421	$83,619,334	10,613,737	$146,091,832
Shares issued on reinvestment	444,846	6,909,291	1,273,198	17,093,922
Shares reacquired	(5,833,781)	(91,088,511)	(12,110,826)	(161,274,348)

Net Decrease	(41,514)	$(559,886)	(223,891)	$1,911,406

Smith Barney Class C(3)(4)
Shares sold	5,324,193	$83,597,461	11,575,818	$161,011,553
Shares issued on reinvestment	196,822	3,064,779	352,656	4,827,794
Shares reacquired	(1,525,355)	(23,732,559)	(1,649,193)	(22,134,650)

Net Increase	3,995,660	$62,929,681	10,279,281	$143,704,697

Smith Barney Class O(3)
Shares sold	19,568	$304,543	61,153	$820,379
Shares issued on reinvestment	20,305	315,802	64,933	870,308
Shares reacquired	(148,710)	(2,329,504)	(276,653)	(3,695,056)

Net Decrease	(108,837)	$(1,709,159)	(150,567)	$(2,004,369)

Smith Barney Class Y(3)
Shares sold	6,630	$104,789	28,596	$349,606
Shares reacquired	(312,742)	(4,876,850)	(348,781)	(4,638,593)

Net Decrease	(306,112)	$(4,772,061)	(320,185)	$(4,288,987)

Salomon Brothers Class A
Shares sold	6,225	$97,238	2,024	$28,800
Shares issued on reinvestment	73	1,240	23	335
Shares reacquired	(328)	(5,186)	—	—

Net Increase	5,970	$93,292	2,047	$29,135

Salomon Brothers Class B
Shares sold	13,851	$216,798	1,737	$25,579
Shares issued on reinvestment	90	1,638	9	138
Shares reacquired	(6,164)	(93,104)	—	—

Net Increase	7,777	$125,332	1,746	$25,717

Salomon Brothers Class C(4)
Shares sold	1,582	$24,995	313	$4,484
Shares issued on reinvestment	17	276	4	57

Net Increase	1,599	$25,271	317	$4,541

(1)	For Salomon Brothers Class C and Salomon Brothers Class B shares, transactions are for the period September 23, 2003 (inception date) to December 31, 2003.
(2)	For Salomon Brothers Class A shares, transactions are for the period August 4, 2003 (inception date) to December 31, 2003.
(3)	On April 11, 2003, Class A, B, C, O and Y shares were renamed as Smith Barney Class A, Smith Barney Class B, Smith Barney Class C, Smith Barney Class O and Smith Barney Class Y shares, respectively.
(4)	On April 29, 2004, Smith Barney Class L and Salomon Brothers Class 2 shares were renamed as Smith Barney Class C and Salomon Brothers Class C shares, respectively.

30        SB Capital and Income Fund      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

11.	Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission (“SEC”) that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management (“CAM”), including its applicable investment advisory companies and Citicorp Trust Bank (“CTB”), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Fund’s Smith Barney Classes of shares. CTB did not provide services to the Fund’s Salomon Brothers Classes of shares. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB’s entry in 1999 into the transfer agency business, CAM’s retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM’s failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM’s operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund. On August 12, 2004, CAM paid the Fund $548,466, its allocable share of the amount described above through a waiver of its fees.

12.	Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers (the “Funds”), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

31        SB Capital and Income Fund      |      2004 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Smith Barney Class A Shares	2004(1)(2)		2003(2)(3)	2002(2)	2001(2)	2000(2)	1999(2)
Net Asset Value, Beginning of Period	$15.55		$11.99	$14.56	$16.19	$18.07	$21.38
Income (Loss) From Operations:
Net investment income(4)	0.26		0.62	0.64	0.70	0.83	0.54
Net realized and unrealized gain (loss)(4)	0.01		3.60	(2.55)	(1.27)	0.29	0.50
Total Income (Loss) From Operations	0.27		4.22	(1.91)	(0.57)	1.12	1.04
Less Distributions From:
Net investment income	(0.26)		(0.63)	(0.66)	(0.78)	(0.77)	(0.49)
Net realized gains	—		—	—	(0.28)	(2.23)	(3.86)
Capital	—		(0.03)	—	—	—	—
Total Distributions	(0.26)		(0.66)	(0.66)	(1.06)	(3.00)	(4.35)
Net Asset Value, End of Period	$15.56		$15.55	$11.99	$14.56	$16.19	$18.07
Total Return	1.77	%‡	36.17%	(13.25)%	(3.65)%	6.48%	5.37%
Net Assets, End of Period (millions)	$1,206		$1,086	$716	$879	$763	$667
Ratios to Average Net Assets:
Expenses	1.10	%†	1.12%	1.15%	1.08%	1.09%	1.12%
Net investment income(4)	3.38	†	4.60	4.95	4.50	4.71	2.63
Portfolio Turnover Rate	32%		77%	77%	85%	73%	93%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	On April 11, 2003, Class A shares were renamed as Smith Barney Class A shares.
(4)	Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, the ratio of net investment income to average net assets would have been 4.56%. Per share information, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

32        SB Capital and Income Fund      |      2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Smith Barney Class B Shares	2004(1)(2)		2003(2)(3)	2002(2)	2001(2)	2000(2)	1999(2)
Net Asset Value, Beginning of Period	$15.45		$11.90	$14.44	$16.05	$17.94	$21.26
Income (Loss) From Operations:
Net investment income(4)	0.22		0.55	0.56	0.60	0.73	0.41
Net realized and unrealized gain (loss)(4)	0.02		3.58	(2.52)	(1.24)	0.28	0.52
Total Income (Loss) From Operations	0.24		4.13	(1.96)	(0.64)	1.01	0.93
Less Distributions From:
Net investment income	(0.23)		(0.55)	(0.58)	(0.69)	(0.67)	(0.39)
Net realized gains	—		—	—	(0.28)	(2.23)	(3.86)
Capital	—		(0.03)	—	—	—	—
Total Distributions	(0.23)		(0.58)	(0.58)	(0.97)	(2.90)	(4.25)
Net Asset Value, End of Period	$15.46		$15.45	$11.90	$14.44	$16.05	$17.94
Total Return	1.54	%‡	35.56%	(13.69)%	(4.14)%	5.87%	4.85%
Net Assets, End of Period (millions)	$611		$612	$474	$745	$1,097	$1,709
Ratios to Average Net Assets:
Expenses	1.62	%†	1.63%	1.63%	1.62%	1.61%	1.63%
Net investment income(4)	2.85	†	4.11	4.40	3.94	4.19	2.02
Portfolio Turnover Rate	32%		77%	77%	85%	73%	93%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	On April 11, 2003, Class B shares were renamed as Smith Barney Class B shares.
(4)	Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, the ratio of net investment income to average net assets would have been 4.00%. Per share information, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

33        SB Capital and Income Fund      |      2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Smith Barney Class C Shares	2004(1)(2)(3)		2003(2)(4)	2002(2)	2001(2)	2000(2)	1999(2)
Net Asset Value, Beginning of Period	$15.50		$11.94	$14.48	$16.08	$17.97	$21.29
Income (Loss) From Operations:
Net investment income(5)	0.20		0.50	0.54	0.56	0.66	0.40
Net realized and unrealized gain (loss)(5)	0.01		3.60	(2.54)	(1.24)	0.30	0.48
Total Income (Loss) From Operations	0.21		4.10	(2.00)	(0.68)	0.96	0.88
Less Distributions From:
Net investment income	(0.21)		(0.51)	(0.54)	(0.64)	(0.62)	(0.34)
Net realized gains	—		—	—	(0.28)	(2.23)	(3.86)
Capital	—		(0.03)	—	—	—	—
Total Distributions	(0.21)		(0.54)	(0.54)	(0.92)	(2.85)	(4.20)
Net Asset Value, End of Period	$15.50		$15.50	$11.94	$14.48	$16.08	$17.97
Total Return	1.36	%‡	35.17%	(13.90)%	(4.35)%	5.58%	4.60%
Net Assets, End of Period (millions)	$351		$289	$100	$95	$33	$23
Ratios to Average Net Assets:
Expenses	1.87	%†	1.89%	1.91%	1.88%	1.87%	1.88%
Net investment income(5)	2.62	†	3.69	4.24	3.73	3.91	1.93
Portfolio Turnover Rate	32%		77%	77%	85%	73%	93%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	On April 29, 2004, Smith Barney Class L shares were renamed as Smith Barney Class C shares.
(4)	On April 11, 2003, Class L shares were renamed as Smith Barney Class L shares.
(5)	Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, the ratio of net investment income to average net assets would have been 3.79%. Per share information, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

34        SB Capital and Income Fund      |      2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Smith Barney Class O Shares	2004(1)(2)		2003(2)(3)	2002(2)	2001(2)	2000(2)	1999(2)
Net Asset Value, Beginning of Period	$15.47		$11.91	$14.45	$16.07	$17.95	$21.28
Income (Loss) From Operations:
Net investment income(4)	0.23		0.56	0.57	0.61	0.74	0.42
Net realized and unrealized gain (loss)(4)	(0.00	)*	3.58	(2.53)	(1.26)	0.29	0.51
Total Income (Loss) From Operations	0.23		4.14	(1.96)	(0.65)	1.03	0.93
Less Distributions From:
Net investment income	(0.23)		(0.55)	(0.58)	(0.69)	(0.68)	(0.40)
Net realized gains	—		—	—	(0.28)	(2.23)	(3.86)
Capital	—		(0.03)	—	—	—	—
Total Distributions	(0.23)		(0.58)	(0.58)	(0.97)	(2.91)	(4.26)
Net Asset Value, End of Period	$15.47		$15.47	$11.91	$14.45	$16.07	$17.95
Total Return	1.48	%‡	35.64%	(13.67)%	(4.16)%	5.97%	4.83%
Net Assets, End of Period (millions)	$26		$28	$23	$34	$41	$60
Ratios to Average Net Assets:
Expenses	1.59	%†	1.60%	1.60%	1.60%	1.58%	1.60%
Net investment income(4)	2.86	†	4.16	4.46	3.97	4.22	2.05
Portfolio Turnover Rate	32%		77%	77%	85%	73%	93%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	On April 11, 2003, Class O shares were renamed as Smith Barney Class O shares.
(4)	Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, the ratio of net investment income to average net assets would have been 4.03%. Per share information, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
*	Amount represents less than $0.01 shares.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

35        SB Capital and Income Fund      |      2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Smith Barney Class Y Shares	2004(1)(2)		2003(2)(3)	2002(2)	2001(2)	2000(2)	1999(2)
Net Asset Value, Beginning of Period	$15.72		$12.12	$14.71	$16.36	$18.22	$21.49
Income (Loss) From Operations:
Net investment income(4)	0.29		0.68	0.70	0.75	0.90	0.64
Net realized and unrealized gain (loss)(4)	0.02		3.63	(2.58)	(1.28)	0.28	0.48
Total Income (Loss) From Operations	0.31		4.31	(1.88)	(0.53)	1.18	1.12
Less Distributions From:
Net investment income	(0.29)		(0.68)	(0.71)	(0.84)	(0.81)	(0.53)
Net realized gains	—		—	—	(0.28)	(2.23)	(3.86)
Capital	—		(0.03)	—	—	—	—
Total Distributions	(0.29)		(0.71)	(0.71)	(1.12)	(3.04)	(4.39)
Net Asset Value, End of Period	$15.74		$15.72	$12.12	$14.71	$16.36	$18.22
Total Return	1.98	%‡	36.62%	(12.90)%	(3.33)%	6.81%	5.72%
Net Assets, End of Period (millions)	$77		$81	$67	$78	$80	$86
Ratios to Average Net Assets:
Expenses	0.77	%†	0.77%	0.77%	0.77%	0.77%	0.77%
Net investment income(4)	3.69	†	4.99	5.33	4.80	5.05	3.08
Portfolio Turnover Rate	32%		77%	77%	85%	73%	93%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	On April 11, 2003, Class Y shares were renamed as Smith Barney Class Y shares.
(4)	Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, the ratio of net investment income to average net assets would have been 4.86%. Per share information, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

36        SB Capital and Income Fund      |      2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Salomon Brothers Class A Shares	2004(1)(2)		2003(2)(3)
Net Asset Value, Beginning of Period	$15.56		$13.68
Income From Operations:
Net investment income	0.27		0.17
Net realized and unrealized gain	0.02		1.98
Total Income From Operations	0.29		2.15
Less Distributions From:
Net investment income	(0.26)		(0.24)
Capital	—		(0.03)
Total Distributions	(0.26)		(0.27)
Net Asset Value, End of Period	$15.59		$15.56
Total Return	1.90	%‡	15.90%‡
Net Assets, End of Period (000s)	$125		$32
Ratios to Average Net Assets:
Expenses	1.20	%†	1.37%†
Net investment income	3.49	†	3.17 †
Portfolio Turnover Rate	32%		77%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	For the period August 4, 2003 (inception date) to December 31, 2003.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

37        SB Capital and Income Fund      |      2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Salomon Brothers Class B Shares	2004(1)(2)		2003(2)(3)
Net Asset Value, Beginning of Period	$15.45		$14.26
Income From Operations:
Net investment income	0.22		0.10
Net realized and unrealized gain	0.02		1.27
Total Income From Operations	0.24		1.37
Less Distributions From:
Net investment income	(0.21)		(0.15)
Capital	—		(0.03)
Total Distributions	(0.21)		(0.18)
Net Asset Value, End of Period	$15.48		$15.45
Total Return	1.55	%‡	9.73%‡
Net Assets, End of Period (000s)	$147		$27
Ratios to Average Net Assets:
Expenses	1.90	%†	2.21%†
Net investment income	2.72	†	2.51 †
Portfolio Turnover Rate	32%		77%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	For the period September 23, 2003 (inception date) to December 31, 2003.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

38        SB Capital and Income Fund      |      2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Salomon Brothers Class C Shares	2004(1)(2)(3)		2003(2)(4)
Net Asset Value, Beginning of Period	$15.48		$14.30
Income From Operations:
Net investment income	0.20		0.09
Net realized and unrealized gain	0.02		1.27
Total Income From Operations	0.22		1.36
Less Distributions From:
Net investment income	(0.21)		(0.15)
Capital	—		(0.03)
Total Distributions	(0.21)		(0.18)
Net Asset Value, End of Period	$15.49		$15.48
Total Return	1.42	%‡	9.60%‡
Net Assets, End of Period (000s)	$30		$5
Ratios to Average Net Assets:
Expenses	2.01	%†	2.31%†
Net investment income	2.67	†	2.31 †
Portfolio Turnover Rate	32%		77%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	On April 29, 2004, Salomon Brothers Class 2 shares were renamed as Salomon Brothers Class C shares.
(4)	For the period September 23, 2003 (inception date) to December 31, 2003.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

39        SB Capital and Income Fund      |      2004 Semi-Annual Report

SB CAPITAL AND
INCOME FUND

TRUSTEES

Lee Abraham

Allan J. Bloostein

Jane F. Dasher

R. Jay Gerken, CFA
Chairman

Richard E. Hanson, Jr.

Paul Hardin

Roderick C. Rasmussen

John P. Toolan

OFFICERS

R. Jay Gerken, CFA

President and

Chief Executive Officer

Andrew B. Shoup

Senior Vice President and
Chief Administrative Officer

Robert J. Brault

Chief Financial Officer
and Treasurer

Mark J. McAllister

Investment Officer

Andrew Beagley

Chief Anti-Money Laundering
Compliance Officer and

Chief Compliance Officer

Kaprel Ozsolak

Controller

Robert I. Frenkel

Secretary and
Chief Legal Officer

INVESTMENT ADVISER
AND ADMINISTRATOR

Smith Barney Fund
Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER AGENTS

Smith Barney Classes
of Shares

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

Salomon Brothers
Classes of Shares

PFPC Inc.
P.O. Box 9699

Providence, Rhode Island

02940-9699

SUB-TRANSFER AGENT

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island

02940-9699

Smith Barney Income Funds

SB Capital and Income Fund

The Fund is a separate investment fund of the Smith Barney Income Funds, a Massachusetts business trust.

Beginning August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-451-2010 and (2) on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney Income Funds — SB Capital and Income Fund. It is not for distribution to prospective investors unless accompanied by a current Prospectus.

SB CAPITAL AND INCOME FUND

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

www.smithbarneymutualfunds.com

©2004 Citigroup Global Markets Inc.

Member NASD, SIPC

FD2169 8/04	04-7065

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b)	In the last 90 days, there have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 11.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Income Funds

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of Smith Barney Income Funds

Date: September 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Smith Barney Income Funds

Date: September 7, 2004

By:	/s/ Robert J. Brault
(Robert J. Brault)
Chief Financial Officer of
Smith Barney Income Funds

Date: September 7, 2004